Note 9 - Long-term Debt (Details) - Summary of Long-term Debt (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Bank loans	$ 54,257,000	$ 45,644,000
Less: Current portion	(19,512,000)	(12,862,000)
Long-term portion	34,745,000	32,782,000
Xingang Shipping Ltd. / Alcinoe Shipping Ltd Borrower [Member]
Debt Instrument [Line Items]
Bank loans	4,200,000	5,000,000
Manolis Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	5,200,000	5,840,000
Saf-Concord Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	4,250,000	5,250,000
Eleni Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans		5,400,000
Pantelis Shipping Corp. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	6,240,000	7,360,000
Aggeliki Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	3,652,000	4,864,000
Noumea Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	9,240,000	11,930,000
Eirini Shipping Ltd. [Member]
Debt Instrument [Line Items]
Bank loans	14,600,000
Euroseas Ltd (Member)
Debt Instrument [Line Items]
Bank loans	$ 6,875,000